Shareholder Fees {- Fidelity® New Millennium Fund®}	Jan. 29, 2022 USD ($)
11.30 Fidelity New Millennium Fund - PRO-07 | Fidelity® New Millennium Fund®
Shareholder Fees:
(fees paid directly from your investment)	none